Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Columbia Funds Series Trust I
Prospectus Date	rr_ProspectusDate	Sep. 01, 2021
Document Creation Date	dei_DocumentCreationDate	Dec. 06, 2021